As filed with the Securities and Exchange Commission on November 19, 1998
                        Securities Act File No. 333-12075
                    Investment Company Act File No. 811-07813

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment No.
                        Post-Effective Amendment No. 7      X

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 8      X

                              KOBREN INSIGHT FUNDS
               (Exact Name of Registrant as Specified in Charter)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
                     (Address of principal Executive Office)

       Registrant's Telephone Number, including Area Code: (617) 573-1557

Name and Address of Agent for Service:                     Copies to:

Gail A. Hanson, Esq.                                       Pamela Wilson, Esq.
Kobren Insight Funds                                       Hale and Dorr
One Exchange Place                                         60 State Street
Boston, MA  02109                                          Boston, MA  02109

It is proposed that this filing will become effective (check appropriate box):

                immediately upon filing pursuant to Rule 485(b);or
        X       on December 1, 1998 pursuant to paragraph (b);or
                60 days after filing pursuant to Rule 485(a)(1);or on ________ pursuant to paragraph (a)(1);or
                75 days after filing pursuant to Rule 485(a)(2);or on ________ pursuant to paragraph (a)(2)

        If appropriate, check the following box:

        X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant filed a Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1997 on March 31, 1998.


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                              KOBREN INSIGHT FUNDS
                                    FORM N-1A

                              CROSS REFERENCE SHEET
                            PURSUANT TO RULE 495 (a)


Part A.
Item No.                                  Prospectus Caption

1.     Front and Back Cover Pages         Front Cover; Back Cover

2.     Risk/Return Summary: Investments,  Factors Every Investor Should
       Risks, and Performance             Know: Principal Investments;
                                          Principal Investment Risks
                                          Performance; The Funds'
                                          Investments

3.     Risk/Return Summary: Fee Table     Factors Every Investor Should
                                          Know: Fees and Expenses

4.     Investment Objectives, Principal   Factors Every Investor Should
       Investment Strategies, and         Know: Investment Goals; Principal
       Related Risks                      Investments; Principal
                                          Investment Risks; The Funds'
                                          Investments

5      Management's Discussion of Fund    Not Applicable
       Performance

6.     Management, Organization, and      Back Cover; Factors Every Investor
       Capital Structure                  Should Know: Principal Investments;
                                          Fees and Expenses; The Funds'
                                          Investments; Investment Adviser

7.     Shareholder Information            Factors Every Investor Should
                                          Know: Who May Want to Invest;
                                          Investment and Account Policies:
                                          Calculation of Net Asset Value;
                                          How to Purchase Shares; How to
                                          Exchange/Redeem Shares;
                                          Dividends, Distributions and
                                          Taxes

8.     Distribution Arrangements          For More Information

9.     Financial Highlights Information   Financial Highlights

Part B.                                   Statement of Additional
Item No.                                  Information Caption

10.    Cover Page and Table of Contents   Cover Page; Table of Contents

11.    Fund History                       Not Applicable

12.    Description of the Fund and Its    Investment Objectives and
       Investments and Risks              Policies; Investment Restrictions

13.    Management of the Fund             Management of the Trust and the Funds

14.    Control Persons and Principal      Management of the Trust and the
       Holders of Securities              Funds

15.    Investment Advisory and Other      Management of the Trust and the Funds;
       Services                           Custodian, Counsel and Independent
                                          Accountants; Portfolio Transactions

16.    Brokerage Allocation and Other     Portfolio Transactions
       Practices

17.    Capital Stock and Other            Description of the Trust
       Securities

18.    Purchase, Redemption and           Purchase, Redemption and
       Pricing of Shares                  Determination of Net Asset Value;
                                          Special Redemptions

19.    Taxation of the Fund               Dividends, Distributions and Taxes

20.    Underwriters                       Management of the Trust and the Funds

21.    Calculation of Performance Data    Performance Information

22.    Financial Statements               Financial Statements

                              Kobren Insight Funds
                       Registration Statement on Form N-1A

     The  purpose  of  filing  Post-Effective  Amendment  No.     7 is to
designate December 1, 1998       as the new effective date for the Registrant's
Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission ("SEC") on September 4, 1998 (Accession No. 0000927405-98-000293) ("Post-Effective Amendment No. 3")

                                     PART A

     Prospectus for Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund is incorporated by reference to Post-Effective Amendment No. 3.

                                     PART B

     Statement of Additional Information for Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 3.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits.

              (a)     Declaration  of  Trust is  incorporated  by  reference  to
                      Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed with the SEC on September 16, 1996 (the "Registration Statement").

                      Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund will be filed by amendment.

              (b) By-Laws are incorporated by reference to Exhibit 2 of the Registration Statement.

              (c)     Not Applicable.

              (d) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2.

                      Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund will be filed by amendment.

                      Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund will be filed by amendment.

              (e) Distribution Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

                      Amendment to Distribution Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund will be filed by amendment.

              (f)     Not Applicable.

              (g)     Custody  Agreement  with  Boston  Safe  Deposit  and Trust
                      Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

                      Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

                      Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2.

                      Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to
                      Exhibit 23(g) of Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313)
                      ("Post-Effective Amendment No. 5").

              (h) Transfer Agency Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 13, 1997 (Accession No. 0000927405-97-000202)("Post-Effective Amendment No. 1").

                      Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated
                      June 30, 1998 is incorporated by reference to Exhibit
                      9(b) of Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293)
                      ("Post-Effective Amendment No. 3").

                      Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund will be filed by amendment.

                      Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment
                      No. 1.

                      Amendment to Administration Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund will be filed by amendment.

              (i)         Opinion of Counsel on behalf of Kobren Delphi Value
                      Fund will be filed by amendment.

              (j)         Consent of Independent Accountants is filed herein.


              (k)     Not Applicable.

              (l) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(a) of
                      Pre-Effective   Amendment   No.  1  to  the   Registration
                      Statement as filed with the SEC on November 8, 1996 ("Pre-Effective Amendment No. 1").

                      Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Moderate Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(b) of Pre-Effective Amendment No. 1.

                      Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Conservative Allocation and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(c) of Pre-Effective Amendment No. 1.

                      Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Delphi Value Fund and Kobren Insight Management, Inc. will be filed by amendment.

              (m) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

              (n)     Financial Data Schedules are filed herein.

              (o) Plan pursuant to Rule 18f-3 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

Item 24.      Persons Controlled by or Under Common Control with the Fund.

              Not Applicable.

Item 25.      Indemnification.

              The response to this Item 25 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1.

Item 26.      Business and Other Connections of the Investment Adviser.

              Kobren Insight Management, Inc. serves as adviser to the Registrant. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Koben Insight Management, Inc. under the Investment Advisers Act of 1940, as amended (the
              "Advisers Act") (SEC File No. 801-30125).

              Delphi Management, Inc. performs certain investment advisory services for the Registrant, under the supervision of Kobren Insight Management, Inc. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Delphi
              Management, Inc. under the Advisers Act.

Item 27.      Principal Underwriters.

(a) Kobren Insight Brokerage, Inc., the Fund's Distributor, does not act as principal underwriter, depositor or investment adviser for any other mutual funds.

(b) For information with respect to each director, officer or partner of Kobren Insight Brokerage, Inc., please refer to the following:

Name and Principal Business   Positions and Offices      Position and Offices
Address*                      with Underwriter           with Fund

Eric M. Kobren                Director, President
                              and Treasurer              President

Cathy Kobren                  Secretary                  None

* The business address of the above-listed persons is 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02181.

(c)           Not Applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of:

              Kobren Insight Management, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02181
              (records relating to its functions as investment adviser)

              Delphi Management, Inc.
              50 Rowes Wharf, Suite 540
              Boston, Massachusetts  02110
              (records relating to its functions as subadviser)

              Kobren Insight Brokerage, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02181
              (records relating to its functions as distributor)

              First Data Investor Services Group, Inc.
              One Exchange Place
              Boston, Massachusetts  02109
              (records relating to its functions as administrator)

              First Data Investor Services Group, Inc.
              4400 Computer Drive
              Westborough, Massachusetts  01581
              (records relating to its functions as transfer agent)

              Boston Safe Deposit and Trust Company
              One Boston Place
              Boston, Massachusetts 02108
              (records relating to its functions as custodian)

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, KOBREN INSIGHT FUNDS, certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 19th day of November, 1998.

                                              KOBREN INSIGHT FUNDS


                                              By:    /s/ Eric M. Kobren
                                              Eric M. Kobren, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signatures                            Title                         Date

/s/ Eric M. Kobren           President, Chairman of the Board and      11/19/98
Eric M. Kobren               Trustee (Chief Executive Officer)

/s/ Eric J. Godes            Treasurer, Chief Financial Officer and    11/19/98
                             Chief Accounting Officer
Eric J. Godes

/s/ Michael P. Castellano    Trustee                                   11/19/98
Michael P. Castellano

/s/ Arthur Dubroff           Trustee                                   11/19/98
Arthur Dubroff

/s/ Edward B. Bloom          Trustee                                   11/19/98
Edward B. Bloom

/s/ Stuart J. Novick         Trustee                                   11/19/98
Stuart J. Novick

                                  EXHIBIT INDEX

Exhibit
Number            Description



23(j)             Consent of Independent Accountants

23(n)             Financial Data Schedules